DEFERRED REVENUE (Narrative) (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 09, 2014	Jun. 09, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 28, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue			$ 428,750		$ 943,750	$ 428,750		$ 763,750	$ 943,750
WeedMD RX Inc. (''WMD'') [Member]
Deferred Revenue Arrangement [Line Items]
Common shares received in exchange for future consulting services and use of our intellectual property	1,187,500	1,187,500
Warrants received in exchange for future consulting services and use of our intellectual property	3,000,000	3,000,000
Fair value of securities recorded as deferred revenue		$ 893,750
Deferred revenue recognized per month						15,000		15,000
Total deferred revenue recognized			45,000	$ 45,000	$ 150,000	135,000	$ 135,000	180,000	150,000
Initial revenue recognized period					3 years
Deferred revenue			428,500		$ 743,750	428,500		563,750	743,750
Fox Barry Farms Llc [Member]
Deferred Revenue Arrangement [Line Items]
Prepaid royalty payment										$ 200,000
Deferred revenue			$ 200,000		$ 200,000	$ 200,000		$ 200,000	$ 200,000